UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  	September 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb McNeill
Title:		Vice President Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario   November 13, 2002
	[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		210

Form 13F Information Table Value Total:		8,710,712 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30, 2002
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7
COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMENTOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASCUSIP (x$1000)PRN AMT
PRNCALLDISCRETIONMANAGERS SOLE SHAREDNONE ABB LTD SPONS ADR
000375204 151 28,000SH SOLE 28,000 ATI TECHNOLOGIES INCCOMMON 001941103
67301 8,606,303SH SOLE 8,606,303 ABBOTT LABS COMMON 002824100 272 4,250SH
SOLE 4,250 ABITIBI CONS INC COMMON 003924107 69566 6,525,854SH SOLE 6,525,854
MATSUSHITA ELC IND JPY50 006572707 378 23,000SH SOLE 23,000 AIR LIQUIDE ADR (0.2 ORD)009126202 4982 126,937SH SOLE 126,937 AIR PRODS & CHEMS COM CUM
RTS 009158106 24456 367,100SH SOLE 367,100 ALCAN INC COMMON 013716105
198378 5,054,212SH SOLE 5,054,212 ALLSTATE CORP COM CUM RTS 020002101 54502
966,770SH SOLE 966,770 ANHEUSER BUSCH COS COM CUM RTS 035229103 3581
44,625SH SOLE 44,625 APACHE CORP COM CUM RTS 037411105 37437 397,100SH
SOLE 397,100 APPLIED MATLS INC COMMON 038222105 15175 828,500SH SOLE
828,500 ARCHER-DANIEL MIDLNDCOMMON 039483102 1023 51,550SH SOLE 51,550
AUTOMATIC DATA PROC COMMON 053015103 904 16,400SH SOLE 16,400 AXA SP
ADR(0.5 OR054536107 793 50,000SH SOLE 50,000 AXCELIS TECHNOLOGIESCOMMON 054540109 12952 1,673,624SH SOLE 1,673,624 BP ADR(6 ORDS) 055622104 38508
608,600SH SOLE 608,600 BMC SOFTWARE INC COMMON 055921100 14209 685,570SH
SOLE 685,570 BANK OF AMERICA CORPCOM USD 0.01 060505104 33994 335,992SH
SOLE 335,992 BANK OF MONTREAL COMMON 063671101 192370 5,214,685SH SOLE
5,214,685 BANK OF NOVA SCOTIA COMMON 064149107 345496 7,711,962SH SOLE
7,711,962 BARRICK GOLD CORP COMMON 067901108 25864710,450,389SH SOLE
10,450,389 BAYER A G SP ADR(1 ORD)072730302 20402 731,000SH SOLE 731,000
BECTON DICKINSON COM CUM RTS 075887109 360 8,000SH SOLE 8,000 BERKSHIRE HATHAWAY CLS A 084670108 469 4SH SOLE 4 BOWATER INC COM CUM RTS
102183100 230 4,100SH SOLE 4,100 BRISTOL MYERS SQUIBBCOMMON 110122108
44975 1,191,635SH SOLE 1,191,635 BRITISH AMER TOB PLCSPONS ADR 110448107
21341 652,000SH SOLE 652,000 CAE INC COMMON 124765108 75 16,450SH SOLE 16,450
CCL INDUSTRIES INC CLS B NON-VTG 124900309 30570 1,608,940SH SOLE 1,608,940
CDN IMP BANK COMMERCCOMMON 136069101 308614 7,625,749SH SOLE 7,625,749
CDN NATL RAILWAY COMMON 136375102 119312 2,012,009SH SOLE 2,012,009 CDN
NATURAL RES COMMON 136385101 304011 6,037,949SH SOLE 6,037,949 CANON INC
ADR(1 ORD) 138006309 24183 478,500SH SOLE 478,500 CELLTECH GRP PLC ADS(2
ORDS) 151158102 8636 576,900SH SOLE 576,900 CHEVRONTEXACO CORP COMMON
166764100 1433 13,048SH SOLE 13,048 CHUBB CORP COM CUM RTS 171232101 261
3,000SH SOLE 3,000 CITIGROUP INC COMMON 172967101 29642 630,416SH SOLE
630,416 CLOROX CO COMMON 189054109 867 13,600SH SOLE 13,600 COCA COLA CO
COMMON 191216100 3623 47,633SH SOLE 47,633 COLGATE PALMOLIVE
COCOMMON 194162103 49865 582,846SH SOLE 582,846 COMPAGNIE FINANCIERESP
ADR(1 UNIT 204318109 8055 350,300SH SOLE 350,300 CONVERGYS CORP COM CUM
RIGHT 212485106 21716 911,100SH SOLE 911,100 CREO INC COMMON 225606102 782
98,000SH SOLE 98,000 CUMMINS INC COM CUM RTS 231021106 951 25,400SH SOLE
25,400 DEUTSCHE TELEKOM AG SP ADR(1 ORD) 251566105 22137 1,688,000SH SOLE
1,688,000 DIEBOLD INC COM CUM RTS 253651103 365 7,000SH SOLE 7,000 WALT
DISNEY CO COMMON 254687106 34461 1,435,328SH SOLE 1,435,328 DOW CHEM CO
COMMON 260543103 19071 440,350SH SOLE 440,350 EMC CORP MASS COMMON
268648102 293 40,400SH SOLE 40,400 E.ON AG ADS (1 SH) 268780103 12410 165,200SH
SOLE 165,200 EATON CORP COMMON 278058102 25311 250,410SH SOLE 250,410
EDWARDS AG INC COM CUM RTS 281760108 766 15,100SH SOLE 15,100 EMERSON
ELEC CO COM CUM RTS 291011104 509 7,300SH SOLE 7,300 ENCANA CORPORATION
COMMON 292505104 57773 1,203,611SH SOLE 1,203,611 ENTRUST
TECHNOLOGIESCOMMON 293848107 8443 1,695,640SH SOLE 1,695,640 FEDERAL
NATL MTG ASSCOMMON 313586109 43183 457,352SH SOLE 457,352 FIRST DATA
CORP COMMON 319963104 16856 380,290SH SOLE 380,290 FLEETBOSTON FNL
CORPCOMMON 339030108 27242 845,005SH SOLE 845,005 FLUOR CORPORATION
COMMON 343412102 31110 802,700SH SOLE 802,700 FORDING INC COMMON
345426100 31011 1,326,958SH SOLE 1,326,958 FRANKLIN RES INC COMMON
354613101 15728 318,900SH SOLE 318,900 FURUKAWA ELEC LTD ADR(10 SHS)
361118102 4978 142,700SH SOLE 142,700 GENENTECH INC COMMON 368710406 724
14,000SH SOLE 14,000 GENERAL ELEC CO COMMON 369604103 12633 323,185SH
SOLE 323,185 GENERAL MOTORS CLS H 370442832 26168 1,803,456SH SOLE 1,803,456
GILLETTE CO COM COMMON 375766102 33625 716,345SH SOLE 716,345 GUIDANT
CORP COMMON 401698105 1460 28,500SH SOLE 28,500 HSBC HLDGS PLC SP ADR(5
ORD) 404280406 27691 339,200SH SOLE 339,200 HALLIBURTON COM CUM RTS
406216101 1621 79,200SH SOLE 79,200 HEWLETT PACKARD CO COMMON 428236103
32222 1,741,115SH SOLE 1,741,115 HOME DEPOT INC COMMON 437076102 746
18,025SH SOLE 18,025 HONDA MTR LTD ADR (0.5 ORD) 438128308 36971 1,173,300SH
SOLE 1,173,300 HONEYWELL INTL INC COMMON 438516106 33569 977,307SH SOLE
977,307 IMPERIAL OIL LTD COMMON 453038408 386 8,400SH SOLE 8,400 INCO LTD COMMON 453258402 139470 5,420,529SH SOLE 5,420,529 ING GROUP NV SP ADR(1
COM) 456837103 33506 1,504,900SH SOLE 1,504,900 INTEL CORP COMMON 458140100
26234 1,191,020SH SOLE 1,191,020 IBM COMMON 459200101 46076 497,605SH SOLE
497,605 INTRAWEST CORP COMMON 460915200 3751 168,000SH SOLE 168,000
JOHNSON & JOHNSON COMMON 478160104 72000 839,550SH SOLE 839,550 JOHNSON
ELEC HLDG SP ADR(10 ORD 479087207 11301 723,500SH SOLE 723,500 KAO
CORPORATION ADR (10 ORD) 485537203 25568 74,300SH SOLE 74,300 KIMBERLY
CLARK MEX SP ADR(5 ORD 494386204 28447 1,559,900SH SOLE 1,559,900
KONINKLIJKE AHOLD SP ADR(1 ORD) 500467303 14301 741,648SH SOLE 741,648
KONINKLIJKE PHIL ELEADR (1 ORD) 500472303 412 17,900SH SOLE 17,900 L OREAL
CO ADR (0.2 ORD) 502117203 28962 1,268,290SH SOLE 1,268,290 LSI LOGIC CORP
COMMON 502161102 292 29,000SH SOLE 29,000 MAGNA INTL INC CLS A SUB VTG 559222401 391947 4,339,537SH SOLE 4,339,537 MATSUSHITA ELEC INDLADR(1
COMMON) 576879209 18053 1,097,800SH SOLE 1,097,800 MCDONALDS CORP
COMMON 580135101 1679 59,950SH SOLE 59,950 MEDTRONIC INC COM CUM RTS
585055106 204 3,050SH SOLE 3,050 MERCK & CO INC COMMON 589331107 3715
51,250SH SOLE 51,250 MICROSOFT CORP COMMON 594918104 73559 1,060,491SH
SOLE 1,060,491 MORGAN STANLEY COMMON 617446448 28056 522,200SH SOLE
522,200 MOTOROLA INC COMMON 620076109 194 12,000SH SOLE 12,000 NEC CORP
ADR(5 ORD) 629050204 2786 369,900SH SOLE 369,900 NESTLE S A SP ADR(0.05 O
641069406 30870 363,860SH SOLE 363,860 NEWMONT MNG OF CDA EXCHGEABLE SH 651641102 20813 478,457SH SOLE 478,457 NIPPON TELEG & TEL SP ADR(0.005
654624105 29524 1,144,300SH SOLE 1,144,300 NISSAN MOTOR CO LTD ADR (2 ORD)
654744408 24537 1,054,000SH SOLE 1,054,000 NOKIA CORP SP ADR(1 ORD 654902204
28767 1,369,103SH SOLE 1,369,103 NORTEL NETWORKS CORPCOMMON 656568102
7356993,125,064SH SOLE 93,125,064 OLYMPUS OPTICAL LTD SP ADR(1 ORD)
681627204 18008 772,500SH SOLE 772,500 PEARSON PLC SP ADR(1 ORD) 705015105
22535 1,720,400SH SOLE 1,720,400 PEPSICO INC COMMON 713448108 33962 579,595SH
SOLE 579,595 PFIZER INC COMMON 717081103 57459 1,248,559SH SOLE 1,248,559
PHILIP MORRIS CO INCCOMMON 718154107 38479 625,385SH SOLE 625,385 PITNEY
BOWES INC COM CUM RTS 724479100 13564 280,530SH SOLE 280,530 PLACER DOME
INC COMMON 725906101 39508 2,715,306SH SOLE 2,715,306 PROCTER & GAMBLE CO
COMMON 742718109 2733 19,281SH SOLE 19,281 PRUDENTIAL FINL COMMON
744320102 61572 1,359,500SH SOLE 1,359,500 QLT INC COMMON 746927102 76622
6,379,835SH SOLE 6,379,835 QUEBECOR WORLD INC COM SUB VTG 748203106
115298 3,091,110SH SOLE 3,091,110 RESEARCH IN MOTION COMMON 760975102
93727 6,290,383SH SOLE 6,290,383 RIO TINTO PLC ADR(4 ORD) 767204100 35233
337,655SH SOLE 337,655 ROCHE HLDG LTD SP ADR(.01 OR 771195104 23229
218,300SH SOLE 218,300 ROGERS COMMUNICATIONCLS B NON-VTG 775109200 12963712,963,705SH SOLE 12,963,705 ROYAL GROUP TECH SUB VTG 779915107 48632
3,549,763SH SOLE 3,549,763 ROYAL BANK CDA COMMON 780087102 205820
3,905,510SH SOLE 3,905,510 ROYAL DUTCH PETROL NLG1.25(NYREG 780257804
48344 758,914SH SOLE 758,914 SAMSUNG ELECTRS LTD GDR 144A(0.5 796050888
16540 85,800SH SOLE 85,800 SAP AKTIENGESELLSCHFSP ADR(1/4 OR 803054204
12242 686,200SH SOLE 686,200 SARA LEE CORP COM CUM RTS 803111103 313
10,800SH SOLE 10,800 SCHLUMBERGER LTD COMMON 806857108 1067 17,500SH
SOLE 17,500 SIX CONTINENTS PLC SP ADR(1 ORD) 830018107 15856 1,037,200SH
SOLE 1,037,200 SONY CORP ADR (1 ORD) 835699307 24480 375,600SH SOLE 375,600
STATE STREET CORP COMMON 857477103 472 7,700SH SOLE 7,700 SUN
MICROSYSTEM INC COMMON 866810104 44 10,650SH SOLE 10,650 SUNCOR ENERGY
INC COMMON 867229106 156125 5,716,754SH SOLE 5,716,754 SUPERIOR INDS INTL
COMMON 868168105 21037 281,770SH SOLE 281,770 TELEFONOS DE MEXICO SP
ADR(20 SER 879403780 12151 272,200SH SOLE 272,200 THOMSON CORP (THE)
COMMON 884903105 156806 3,986,926SH SOLE 3,986,926 TOMKINS PLC SP ADR(4
ORD) 890030208 11060 494,300SH SOLE 494,300 TORONTO DOMINION BK COMMON 891160509 35438212,761,329SH SOLE 12,761,329 TORSTAR CORP CLS B NON-VTG
891474207 88465 3,703,034SH SOLE 3,703,034 TRANSCANADA PPLNS COMMON
893526103 56347 2,493,248SH SOLE 2,493,248 TYCO INTL LTD COM PAR $0.20
902124106 1230 55,000SH SOLE 55,000 UST INC COMMON 902911106 22242 497,200SH
SOLE 497,200 UNILEVER N.V NY SH(1 ORD) 904784709 245 2,600SH SOLE 2,600
UNISYS CORPORATION COMMON 909214108 14078 1,268,250SH SOLE 1,268,250
UNITED TECHNOLOGIES COMMON 913017109 57840 645,670SH SOLE 645,670 UPM
KYMMENE CORP SP ADR 915436109 27224 603,000SH SOLE 603,000 WPP GROUP PLC
SP ADR(5 ORDS 929309300 27449 507,600SH SOLE 507,600 WACHOVIA CORP 2ND
NEW COM 929903102 892 17,200SH SOLE 17,200 WAL MART STORES INC COMMON
931142103 1066 13,650SH SOLE 13,650 WALGREEN CO COM CUM RTS 931422109 1658
34,000SH SOLE 34,000 WATERS CORP COMMON 941848103 27342 711,000SH SOLE
711,000 WENDYS INTL INC COMMON 950590109 1280 24,375SH SOLE 24,375
WESCAST INDUSTRIES CLS A SUB VTG 950813105 1332 25,500SH SOLE 25,500
WRIGLEY WM JR CO COMMON 982526105 361 4,600SH SOLE 4,600 WYETH
COMMON 983024100 38598 765,400SH SOLE 765,400 AMVESCAP PLC SP ADR(2 ORDS 3.24E+103 30036 1,956,700SH SOLE 1,956,700 PETRO-CANADA COMMON 7.16E+106
3897 83,700SH SOLE 83,700 TALISMAN ENERGY INC COMMON 8.74E+107 253709 3,989,139SH SOLE 3,989,139 BARCLAYS PLC ADR (4 ORD) 6.74E+207 18444 489,300SH
SOLE 489,300 AOL TIME WARNER INC COMMON 00184A105 26414 1,423,625SH SOLE 1,423,625 ATI TECHNOLOGIES INCCOMMON 001941103C 1109 140,200SH SOLE
140,200 AT&T WIRELESS SRVC COMMON 00209A106 20650 3,160,688SH SOLE
3,160,688 BAE SYS PLC SP ADR(4 ORDS05523R107 23793 1,240,000SH SOLE 1,240,000
BCE INC COMMON 05534B109 40854014,538,787SH SOLE 14,538,787 BARRICK GOLD
CORP COM CUM RIGHT067901108C 567 23,000SH SOLE 23,000 BIOVAIL CORP
COMMON 09067J109 1462 37,200SH SOLE 37,200 BRASCAN CORP CLS A COMMON
10549P606 112637 3,552,102SH SOLE 3,552,102 CAMECO CORP COMMON 13321L108
97909 3,573,313SH SOLE 3,573,313 CDN PACIFIC RAILWAY COMMON 13645T100
23491 821,651SH SOLE 821,651 CARDINAL HEALTH INC COMMON 14149Y108 527
5,343SH SOLE 5,343 COGNOS INCORPORATED COMMON 19244C109 118884
4,409,635SH SOLE 4,409,635 COGNOS INCORPORATED COMMON 19244C109C 3713
139,300SH SOLE 139,300 CONOCOPHILLIPS COMMON 20825C104 35248 480,700SH
SOLE 480,700 DIAGEO P L C SP ADR(4 ORD)25243Q205 38822 490,500SH SOLE 490,500
ENBRIDGE INC COMMON 29250N105 3762 81,300SH SOLE 81,300 EXXON MOBIL
CORP COMMON 30231G102 944 18,652SH SOLE 18,652 FEDEX CORPORATION
COMMON 31428X106 802 10,100SH SOLE 10,100 GSI LUMONICS COMMON 36229U102
231 28,850SH SOLE 28,850 GLAXOSMITHKLINE PLC SP ADR(2 ORD)37733W105 41150 675,230SH SOLE 675,230 CGI GROUP INC CLS A SUB VTG39945C109 40147
6,635,801SH SOLE 6,635,801 HEMOSOL INC COMMON 42369K102 43 50,520SH SOLE
50,520 HUMMINGBIRD LTD COMMON 44544R101 44805 1,948,054SH SOLE 1,948,054
J.P. MORGAN CHASE&COCOMMON 46625H100 30239 1,004,145SH SOLE 1,004,145
LEITCH TECHNOL COMMON 52543H107 8161 1,275,200SH SOLE 1,275,200
LUXOTTICA GROUP SPA SP ADR(1 ORD)55068R202 25237 1,235,600SH SOLE 1,235,600
MBNA CORP COMMON 55262L100 547 18,759SH SOLE 18,759 MDS INC COMMON
55269P302 193881 8,996,815SH SOLE 8,996,815 MAGNA INTL INC CLASS A 559222401C
7689 86,000SH SOLE 86,000 MANULIFE FINCL CORP COMMON 56501R106 31363
936,778SH SOLE 936,778 MELLON FINL CORP COMMON 58551A108 217 5,280SH SOLE
5,280 NEXEN INC COMMON 65334H102 214390 5,647,786SH SOLE 5,647,786 NOMURA
HLDGS INC SPONS ADR 65535H208 32852 1,605,900SH SOLE 1,605,900 NORTEL
NETWORKS CORPCOMMON 656568102C 75 87,800SH SOLE 87,800 NOVARTIS AG
ADS(1 ORD) 66987V109 22724 360,680SH SOLE 360,680 ORACLE CORP COMMON
68389X105 20329 1,630,985SH SOLE 1,630,985 PHARMACIA CORP COMMON
71713U102 41655 675,600SH SOLE 675,600 PHYSICIANS RES GROUPCOMMON(NQB) 71941S101 0 10,000SH SOLE 10,000 PLACER DOME INC COM CUM RTS 725906101C
391 27,000SH SOLE 27,000 POTASH CORP OF SASK COMMON 73755L107 171342 1,739,513SH SOLE 1,739,513 PRECISION DRILLING COMMON 74022D100 59712
1,246,596SH SOLE 1,246,596 SEARS CANADA INC COMMON 81234D109 3753
204,500SH SOLE 204,500 SHIRE PHARMACEUTICL SPONS ADR 82481R106 16211
412,700SH SOLE 412,700 TELUS CORP COMMON 87971M103 122 10,416SH SOLE
10,416 3M COMPANY COMMON 88579Y101 36901 211,600SH SOLE 211,600
TRANSALTA CORP COMMON 89346D107 1684 89,800SH SOLE 89,800 VERIZON COMMUNICATNSCOMMON 92343V104 737 16,942SH SOLE 16,942 VODAFONE GRP
PLC ADR(10 ORDS) 92857W100 29630 1,456,300SH SOLE 1,456,300 DEUTSCHE BANK
AG NAMORD D18190898 30244 419,900SH SOLE 419,900 NORTEL CONVERTIBLE
UNITS EDUMNORTEL 468 20SH SOLE 20 AMDOCS LTD ORD G02602103 1090
107,400SH SOLE 107,400 TRANSOCEAN INC ORDINARY G90078109 29701 900,440SH
SOLE 900,440 CHECK POINT SOFTWAREORDINARY M22465104 24966 1,145,800SH
SOLE 1,145,800 ASML HOLDING NV N Y SHS N07059111 14574 1,484,700SH SOLE
1,484,700 1.00 US = 1.585800 CA ON 30SEP02 8710712





CHI99 3763896-1.014553.0011

CHI99 3763896-1.014553.0011